Accrued Expenses and Other Current Liabilities	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Accrued Expenses and Other Current Liabilities[Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

11.    ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31, 2022	June 30, 2022
	US$	US$
Accrued salaries and bonus	53,776	46,051
Other accrued expenses and other payables	622,033	621,874
Other tax payables	355,165	—
	1,030,974	667,925

11.    ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	June 30, 2022	June 30, 2021
	US$	US$
Accrued salaries and bonus	46,051	42,639
Other accrued expenses and other payables	621,874	728,287
Other tax payables	—	114,657
	667,925	885,583